RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of balances with related parties
(USD in thousands)	September 30,	December 31,
	2 0 2 2	2 0 2 1

Long-term Loan from a related party	233	239
Trade accounts payable (*)	303	-

(*) refer to marketing services provided by one of the Company’s stockholders.

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Long-term loans from a major stockholder	239	62

Schedule of transactions with related parties
(USD in thousands)	Nine Months ended September 30
	2 0 2 2	2 0 2 1

Management fees to a major stockholder	34	34
Sales and marketing (*)	294	-
Interest on loans from a major stockholder	16	8
Stockholder’s Salaries	66	-

(*) refer to marketing services provided by one of the Company’s stockholders.

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Management fees to a major stockholder	49	-

Interest on long-term loans from a major stockholder (reflected in stockholders’ equity)	13	2